Fees Summary	Sep. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 785,000
Previously Paid Amount	0.00
Total Fee Amount	108.41
Total Offset Amount	0.00
Net Fee	108.41
Narrative - Max Aggregate Offering Price	$ 785,000
Final Prospectus	true